Other Accounts Receivable - Schedule of Income Tax Payments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	S/ 48,052	S/ 71,541
Non-current receivables from taxes other than income tax	2
Receivables from taxes other than income tax	48,054	71,541
Cumbra Peru S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	35,599	45,628
Receivables from taxes other than income tax	35,599	45,628
Cumbra Ingenieria S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	3,532	7,203
Receivables from taxes other than income tax	3,532	7,203
UNNA ENERGIA S.A. S.A.
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	1,883	2,400
Receivables from taxes other than income tax	1,883	2,400
Concar S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	3,340	3,709
Receivables from taxes other than income tax	3,340	3,709
Viva Negocio Inmobiliario S.A. [Member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	1,351	3,485
Receivables from taxes other than income tax	1,351	3,485
Norvial S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	5	4,266
Receivables from taxes other than income tax	5	4,266
Survial S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	141	426
Receivables from taxes other than income tax	141	426
Other [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	853	1,529
Non-current receivables from taxes other than income tax	2
Receivables from taxes other than income tax	855	1,529
AENZA S.A.A.[member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	1,348	2,895
Receivables from taxes other than income tax	S/ 1,348	S/ 2,895